Short-Term Borrowings (Details) - Schedule of short-term borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 17,557,144	$ 33,459,043	¥ 111,300,000	¥ 215,519,000
Agricultural Bank of China 13 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,574,306	$ 698,389	¥ 9,980,000	¥ 4,500,000
Issuance Date	Sep. 23, 2021	Jun. 09, 2021
Expiration Date	Sep. 22, 2022	Jun. 02, 2022
Interest rate percentage	4.60%	4.75%	4.60%	4.75%
Agricultural Bank of China 14 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,574,306	$ 1,550,424	¥ 9,980,000	¥ 9,990,000
Issuance Date	Sep. 30, 2021	Jun. 18, 2021
Expiration Date	Sep. 27, 2022	Jun. 17, 2022
Interest rate percentage	4.60%	4.75%	4.60%	4.75%
Agricultural Bank of China 15 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 788,731	$ 713,909	¥ 5,000,000	¥ 4,600,000
Issuance Date	Oct. 08, 2021	Jul. 22, 2021
Expiration Date	Oct. 01, 2022	Jul. 19, 2022
Interest rate percentage	4.60%	4.75%	4.60%	4.75%
Agricultural Bank of China 16 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,575,884	$ 1,536,456	¥ 9,990,000	¥ 9,900,000
Issuance Date	Oct. 26, 2021	Jul. 28, 2021
Expiration Date	Oct. 25, 2022	Jul. 27, 2022
Interest rate percentage	4.35%	4.75%	4.35%	4.75%
Agricultural Bank of China 17 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,575,884	$ 79,151	¥ 9,990,000	¥ 510,000
Issuance Date	Nov. 23, 2021	Jul. 28, 2021
Expiration Date	Nov. 22, 2022	Jul. 21, 2022
Interest rate percentage	4.35%	4.75%	4.35%	4.75%
Agricultural Bank of China 18 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 788,731	$ 1,163,982	¥ 5,000,000	¥ 7,500,000
Issuance Date	Nov. 05, 2021	Sep. 07, 2021
Expiration Date	Nov. 04, 2022	Mar. 07, 2022
Interest rate percentage	4.35%	5.20%	4.35%	5.20%
Agricultural Bank of China 19 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,104,223	$ 1,548,872	¥ 70,000,000	¥ 9,980,000
Issuance Date	Nov. 12, 2021	Sep. 23, 2021
Expiration Date	Nov. 11, 2022	Sep. 22, 2022
Interest rate percentage	4.35%	4.60%	4.35%	4.60%
Agricultural Bank 5 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 899,153		¥ 5,700,000
Issuance Date	Dec. 23, 2021
Expiration Date	Dec. 22, 2022
Interest rate percentage	4.30%		4.30%
Agricultural Bank 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,498,588		¥ 9,500,000
Issuance Date	Nov. 30, 2021
Expiration Date	Nov. 29, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 6 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,575,884		¥ 9,990,000
Issuance Date	Dec. 29, 2021
Expiration Date	Dec. 10, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 10 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 788,731		¥ 5,000,000
Issuance Date	Jan. 05, 2022
Expiration Date	Jan. 04, 2023
Interest rate percentage	4.35%		4.35%
Agricultural Bank of China 20 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,325,067	$ 1,548,872	¥ 8,400,000	¥ 9,980,000
Issuance Date	Mar. 04, 2022	Sep. 30, 2021
Expiration Date	Mar. 02, 2023	Sep. 27, 2022
Interest rate percentage	4.35%	4.60%	4.35%	4.60%
Hua Xia Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 78,873		¥ 500,000
Issuance Date	Jan. 21, 2022
Expiration Date	Jan. 15, 2023
Interest rate percentage	4.65%		4.65%
Bank of China 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,189,406		¥ 7,540,000
Issuance Date	Dec. 09, 2021
Expiration Date	Jun. 08, 2022
Interest rate percentage	5.22%		5.22%
Bank of China 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,219,378		¥ 7,730,000
Issuance Date	Dec. 14, 2021
Expiration Date	Jun. 13, 2022
Interest rate percentage	5.22%		5.22%
China CITIC Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 698,388		¥ 4,500,000
Issuance Date		Oct. 10, 2020
Expiration Date		Oct. 09, 2021
Interest rate percentage		5.00%		5.00%
China CITIC Bank 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,008,783		¥ 6,500,000
Issuance Date		Oct. 15, 2020
Expiration Date		Oct. 14, 2021
Interest rate percentage		5.00%		5.00%
China CITIC Bank 5 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 620,790		¥ 4,000,000
Issuance Date		Oct. 15, 2020
Expiration Date		Oct. 26, 2021
Interest rate percentage		5.00%		5.00%
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance Date		Oct. 28, 2020
Expiration Date		Oct. 27, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance Date		Nov. 04, 2020
Expiration Date		Nov. 03, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,086,382		¥ 7,000,000
Issuance Date		Nov. 18, 2020
Expiration Date		Nov. 17, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance Date		Nov. 30, 2020
Expiration Date		Nov. 29, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,474,376		¥ 9,500,000
Issuance Date		Dec. 21, 2020
Expiration Date		Dec. 03, 2021
Interest rate percentage		4.75%		4.75%
Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,170,190		¥ 7,540,000
Issuance Date		Dec. 31, 2020
Expiration Date		Dec. 27, 2021
Agricultural Bank of China 5 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 884,626		¥ 5,700,000
Issuance Date		Jan. 07, 2021
Expiration Date		Jan. 06, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 6 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance Date		Jan. 15, 2021
Expiration Date		Jan. 14, 2022
Interest rate percentage		4.75%		4.75%
Bank of China 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,199,677		¥ 7,730,000
Issuance Date		Jan. 11, 2021
Expiration Date		Jan. 05, 2022
Agricultural Bank of China 7 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 620,790		¥ 4,000,000
Issuance Date		Feb. 03, 2021
Expiration Date		Feb. 01, 2022
Interest rate percentage		5.15%		5.15%
Agricultural Bank of China 8 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 774,436		¥ 4,990,000
Issuance Date		Mar. 04, 2021
Expiration Date		Mar. 02, 2022
Interest rate percentage		5.15%		5.15%
Agricultural Bank of China 9 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance Date		Mar. 12, 2021
Expiration Date		Mar. 10, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 10 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance Date		Mar. 17, 2021
Expiration Date		Jan. 15, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 11 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 529,224		¥ 3,410,000
Issuance Date		Mar. 17, 2021
Expiration Date		Mar. 14, 2022
Interest rate percentage		4.75%		4.75%
Zheshang Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,769,252		¥ 11,400,000
Issuance Date		Apr. 15, 2021
Expiration Date		Apr. 13, 2022
Zheshang Bank 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,086,383		¥ 7,000,000
Issuance Date		May 10, 2021
Expiration Date		Nov. 10, 2021
Interest rate percentage		5.20%		5.20%
Zheshang Bank 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance Date		May 18, 2021
Expiration Date		Nov. 18, 2021
Interest rate percentage		5.20%		5.20%
Zheshang Bank 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 853,587		¥ 5,500,000
Issuance Date		May 20, 2021
Expiration Date		Nov. 20, 2021
Interest rate percentage		5.20%		5.20%
Agricultural Bank of China 12 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance Date		May 27, 2021
Expiration Date		Nov. 27, 2021
Interest rate percentage		5.20%		5.20%
Zheshang Bank 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,536,456		¥ 9,900,000
Issuance Date		Sep. 15, 2021
Expiration Date		Sep. 14, 2022
Interest rate percentage		4.60%		4.60%